The Florida TaxFree Funds

The Florida TaxFree ShortTerm Fund
The Florida TaxFree Money Market Fund




Distributor:

William R. Hough & Co.
100 Second Avenue South, Suite 800
St. Petersburg, Florida  33701
(800) 557-7555



Annual Report                            April 30, 2000
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.



CONTENTS

        President's Message                     1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
                Municipal Bonds                 4

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	8
                Municipal Bonds                 8

 	Statements of Assets and Liabilities	15

        Statements of Operations                16

	Statements of Changes in Net Assets	17

        Notes to Financial Statements           18

        Independent Auditor's Report            23


Dear Shareholder:

We are pleased to present the Annual Report on The Florida TaxFree
Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund
Total net assets of the Fund were $137.0 million as of April 30, 2000. This compares with $160.4 million on April 30, 1999. IMoneyNet Inc. (formerly IBC Financial Data, Inc.) is a respected mutual fund performance and statistical reporting company that ranks money market fund performance by category. We are pleased to announce for the five-year period ending April 30, 2000, The Florida TaxFree Money Fund was ranked number nine out of 240 retail tax-free money market funds by iMoneyNet, based on total return for the period. For the three-year period ended April 30, 2000, The Florida TaxFree Money Market Fund was ranked 13th out of 271 retail tax-free money market funds by iMoneyNet. We are pleased to report that, for the year ending April 30, 2000, The Florida TaxFree Money Market Fund was ranked by iMoneyNet in the top 5% out of a total of approximately 307 retail tax-free money market funds tracked by that firm based on total return for the period. Had certain fees and expenses not been reimbursed by the adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results. The 7-day average yield of the Fund was 4.03% as of April 30, 2000. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 6.45%.

The Florida TaxFree ShortTerm Fund
As of April 30, 2000, total net assets for the Fund were $32.8 million. The portfolio had a dollar-weighted average maturity of 2.4 years and a 30 day SEC yield of 4.50% on April 30, 2000. This yield equates to a tax equivalent yield of 7.18% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.
The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $9.84 on April 30, 2000, compared with $10.11 on April 30, 1999, contributing to a 1.39% cumulative total return on the Fund for the year ended April 30, 2000. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 40 cents per share for the year ended April 30, 2000.

The cumulative total return on the Fund since its inception November 22, 1993 through April 30, 2000 was 28.50%. This represents a return of 4.42% on an annualized basis. As shown on the accompanying chart, another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $12,850.20 on April 30, 2000, including reinvestment of all distributions.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,
W. Robb Hough, Jr.
President
The Hough Group of Fund



The Florida TaxFree Money Market Fund
Statement of Investments
April 30, 2000


Variable Rate Demand Notes                      Principal             Value
Florida (33%)                                   Amount


Broward County, FL, IDB, (Pavermodule, Inc.
Project), 5.25%, 09/01/04, NationsBank, N.A.,
LOC                                             630,000               630,000

Broward County, FL, IDB, (W.R. Bonsal Company
Project), 5.25%, 09/01/08, NationsBank, N.A.,
LOC                                             1,200,000             1,200,000

Capital Trust Agency, FL, Housing RB,
(Community Loan Program), Series 1999A, 5.18%,
12/01/32, Anchor National Life Insurance Co.,
Payment & Liquidity Agreement, National Union
Fire Insurance Co., GTY                         3,000,000             3,000,000

Collier County, FL HFA, Housing RB, (River Reach),
5.05%, 12/01/15, Banco Santander Central
Hispano, LOC                                    2,400,000             2,400,000

Dade County, FL Health Facilities Auth, Hospital
RB, (Miami Children's Hospital), 6.35%,
09/01/20, Barnett Bank of South FL, LOC         3,000,000             3,000,000

Dade County, FL IDA, IDB, (Arlington Sales), 6.05%,
06/01/08, Credit Commercial de France,
LOC                                             1,100,000             1,100,000

Florida HFA, Housing RB, (Clear Lake), Series D,
5.15%, 12/01/09, Continental Casualty, GTY      1,000,000             1,000,000

Florida HFA, Housing RB, (Lakes of Northdale
Project), Series D, 5.20%, 06/01/07, SouthTrust
Bank of AL, LOC                                 2,065,000             2,065,000

Florida Housing Finance Corp, Housing RB,
(South Pointe Project), Series J, 4.51%, 02/15/28,
FNMA Collateralized                             1,000,000             1,000,000

Florida Local Government Finance Auth, IDB,
(Lake Wales Medical Centers Project), Series A,
5.45%, 03/01/15, First Union National Bank, LOC 638,000               638,000

Hillsborough County, FL IDA, Pollution Control RB,
(Reynolds Metals Company), 4.70%,
12/01/15, Dresdner Bank, A.G., LOC              1,000,000             1,000,000

Hillsborough County, FL IDA, Pollution Ctrl RB,
(Tampa Electric Co.), Series 1990, 5.85%,
9/01/25                                         500,000               500,000

Hillsborough County, FL IDA, Industrial Development
RB, (Berry Packaging Inc.), 5.25%,
07/01/17, NationsBank, N.A., LOC                1,140,000             1,140,000

Hillsborough County, FL IDA, IDB, (National
Gypsum Company, Apollo Beach Project), Series 2000A,
5.95%, 04/01/30, Wachovia Bank, N.A., LOC       3,800,000             3,800,000

Jacksonville, FL, Industrial Development RB,
(Coastal Industries), 6.00%, 08/01/08, ABN-AMRO
Bank, N.V., LOC                                 425,000               425,000

Lake County, FL IDA, IDB, (Novelty Crystal Corp.),
6.05%, 03/01/09, Credit Commercial de
France, LOC                                     1,225,000             1,225,000

Lee County, FL IDA, Hospital RB, (Bonita Community
Health Center, Inc. Project), Series 1999A,
5.13%, 12/01/29, Fifth Third Bank, LOC          2,000,000             2,000,000

Martin County, FL, Pollution Control RB, (Florida
Power & Light), Series 2000, 5.85%, 07/15/22    2,500,000             2,500,000

Martin County, FL IDA, IDB, (Tampa Farm Service Inc.), 5.20%,
11/01/11, SunTrust Bank, N.A.,LOC               1,500,000             1,500,000

North Miami, FL, Public Improv RB, (Miami Country
Day School), Series 1999, 5.15%, 08/01/19,
Bank of America, LOC                            2,000,000             2,000,000

Orange County, FL Health Facilities Auth, Hospital RB,  (Adventist Health
Systems/Sunbelt Obligated Group), Floater       Certificates - Series 171,
Series A, 5.25%, 11/15/14, FSA Insured, Morgan Stanley Dean Witter,
Liquidity Facility                              5,875,000             5,875,000

Palm Beach County, FL HFA, Housing RB, (Azalea Place Apartments),
Series 1999A, 4.56%,
12/01/32, SunTrust Bank, LOC                    500,000               500,000

Palm Beach County, FL, Water & Sewer RB, 6.00%, 10/01/11,
AMBAC Insured, First Union National Bank, SBPA  350,000               350,000

St. Petersburg, FL, Public Improv RB, (Florida International
Museum Project), Series 1997A, 5.10%, 10/01/17,
SunTrust Bank, Tampa Bay, LOC                   4,275,000             4,275,000

Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.),
5.35%, 04/01/05, SouthTrust Bank, LOC           300,000               300,000

Tamarac, FL, IDB, (Tampa Bay Business Center, Inc.
Project), 5.25%, 08/01/15, NationsBank of
FL, NA, LOC                                     315,000               315,000

Volusia County, FL IDA, IDB, (RS Displays Inc. Project), 6.05%,
06/01/09, Credit Commercial de  France, LOC     675,000               675,000

Other (Non-Florida) (1%)
Los Angeles, CA Regional Airport Improvement Corporation, IDB,
(LA International - LAX ), 6.00%,
12/01/25, Societe Generale, LOC                 800,000               800,000

Midlothian, TX Industrial Development Corp, IDB, (Texas
Industries Inc. Project), 6.25%, 05/01/29,
Bank of America, NT & SA, LOC                   1,000,000             1,000,000

Total Variable Rate Demand Notes  (Cost $46,213,000)             $46,213,000

Municipal Bonds
Florida (63%)                                   Principal             Value
                                                Amount

Bay County, FL, Water & Sewer RB, Series 2000, 4.10%,
09/01/00, AMBAC Insured                         240,000               239,983

Brevard County, FL School District, Tax Anticipation
Notes, 4.00%, 6/30/00                           1,000,000             1,001,032

Broward County, FL School District, Revenue Anticipation
Notes, Series B, 4.60%, 04/11/01                2,250,000             2,257,123

Broward County, FL, Sales Tax RB, Commercial Paper,4.00%, 06/08/00,
Credit Local de France, Line of Credit          2,360,000             2,360,000

Cape Coral, FL Health Facilities Auth, Hospital RB, (Gulf
Care Inc. Project), 5.00%, 10/01/00,
Asset Guaranty, GTY                             105,000               105,211

Celebration Community Development District, FL, Special Assessment RB,
5.25%, 05/01/01, MBIA Insured                   100,000               100,821

Charlotte County, FL School District, Tax Anticipation Notes,
Series 1999, 4.00%, 06/30/00                    5,000,000             5,002,785

Dade County, FL, Water & Sewer RB, 5.00%, 10/01/00,
FGIC Insured                                    150,000               150,457

Florida, State of, GO Bonds, Series H, 5.125%,
07/01/00                                        100,000               100,125

Florida, State of, GO Bonds, Department of Transportation -
Right of Way, 5.75%, 07/01/00                   100,000               100,325

Florida State Board of Education, GO Bonds, 7.00%, 06/01/00,
Pre-refunded @ 102                              1,000,000             1,022,632

Florida State Board of Education, GO Bonds, 7.00%, 06/01/00,
Pre-refunded @ 102                              600,000               613,724

Florida State Board of Education, GO Bonds, 7.00%, 06/01/00,
Pre-refunded @ 102                              125,000               127,825

Florida State Board of Education, GO Bonds, Series A, Zero
Coupon, 06/01/00, Pre-refunded @43.7159         250,000               108,930

Florida State Board of Education, GO Bonds, Series A, Zero
Coupon, 06/01/00, Pre-refunded @37.6576         1,680,000             630,687

Florida State Board of Education, GO Bonds, Series A, Zero
Coupon, 06/01/00, Pre-refunded @34.9505         750,000               261,168

Florida State Board of Education, GO Bonds, Series A, Zero
Coupon, 06/01/00, Pre-refunded @32.4381         1,250,000             404,218

Florida State Board of Education, GO Bonds, Series A,
6.10%, 06/01/00                                 85,000                85,076

Florida State Board of Education, GO Bonds, Series C,
5.40%, 06/01/00                                 200,000               200,255

Florida State Board of Education, GO Bonds, Series A,
7.25%, 06/01/00, Pre-refunded @ 102             3,705,000             3,789,209

Florida State Board of Education, GO Bonds, 7.00%, 06/01/00,
Pre-refunded @ 102                              1,000,000             1,022,632

Florida State Board of Education, GO Bonds, Series
A, 4.10%, 01/01/01                              100,000               99,901

Florida State Board of Education, GO Bonds, Series C, 5.00%,
06/01/00, FGIC Insured                          2,750,000             2,752,657

Florida State Board of Education, GO Bonds, (Capital Outlay), 6.00%,
01/01/01                                        2,240,000             2,267,893

Florida State Department of General Services, Division of Facilities
Management, Public Improv       RB, (FL Facilities Pool),
7.00%, 09/01/00, Pre-refunded @ 102             50,000                51,435

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Environmental Protection), Series B,
4.10%, 07/01/00, AMBAC Insured                  250,000               250,042

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000),
Series A, 5.00%, 07/01/00, AMBAC Insured        150,000               150,341

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000),
Series A, 5.00%, 07/01/00, MBIA Insured         200,000               200,251

Florida Local Government Commission, Commercial Paper, (Florida Association
of Counties Pooled Program), 4.00%, 08/07/00,
First Union National Bank, LOC                  2,837,000             2,837,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B,4.00%, 05/04/00,
First Union National Bank, LOC                  2,000,000             2,000,000

Florida Municipal Power Agency, Commercial Paper,
Pooled Loan Project, 3.95%, 06/20/00,
First Union National Bank of NC, LOC            1,905,000             1,905,000

Florida State Turnpike Auth, Transportation RB, Series A, 5.90%,
07/01/00, FGIC Insured                          100,000               100,306

Florida State Turnpike Auth, Transportation RB,
6.00%, 7/01/00                                  1,590,000             1,595,050

Fort Lauderdale, FL, GO Bonds, (Parking Improvement Project),
4.80%, 01/01/01                                 100,000               100,290

Hernando County, FL School Board, Certificates of Participation, (FL School Boards Association,Inc.), 4.05%, 07/01/00,
FSA Insured                                     55,000                54,943

Hillsborough County, FL, Public Improv RB, (Warehouse & Sheriffs Facs),
4.50%, 07/01/00, FSA Insured                    250,000               250,000

Hillsborough County, FL School Board, Certificates of Participation,
(Master Lease Program), Series A, 5.00%, 07/01/00,
MBIA Insured                                    4,000,000             4,005,344

Hillsborough County, FL School Board, Certificates of Participation,
3.65%, 7/01/00, MBIA Insured                    500,000               500,000

Hillsborough County, FL School Board, Sales Tax RB, 4.125%, 10/01/00,
AMBAC Insured                                   250,000               250,000

Indian River County, FL, Water & Sewer RB, 5.90%, 05/01/00, Escrowed to
Maturity                                        100,000               100,000

Indian Trace, FL Community Development Dist, Special Assessment RB,
(Water Management - Special Benefit), Series A, 5.00%, 05/01/00,
MBIA Insured, Swiss Bank, SBPA                  100,000               100,000

Inland Protection Financing Corp, FL, Public Improv RB, 5.00%, 07/01/00,
FSA Insured                                     1,000,000             1,002,047

Jacksonville, FL Electric Auth, Electric Util RB, (Bulk Power Supply - Scherer), Series 4-1-A, 6.70%, 10/01/00,
Pre-refunded @ 101.50                           35,000                35,828

Jacksonville, FL Electric Auth, Electric Util RB, (Bulk Power Supply - Scherer), Series 4-1-A, 7.00%, 10/01/00,
Pre-refunded @ 101.50                           1,900,000             1,951,220

Jacksonville, FL, Excise Tax RB, 4.60%, 10/01/00,
FGIC Insured                                    500,000               500,492

Jacksonville, FL, GO Bonds, (Commercial Paper Program), 3.90%, 05/12/00,
Morgan Guaranty,Bayerische Landesbank Girozentrale,
SunBank, LOC                                    9,800,000             9,800,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light),
Series 1992, 3.90%, 06/12/00                    2,800,000            2,800,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light),
Series 1992, 3.90%, 05/04/00                    2,500,000            2,500,000

Lee County, FL, Public Improv RB, (Capital Improvement &
Transportation Facilities), 6.50%, 10/01/00,
Pre-refunded @ 102                              225,000               231,478

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial
Hospital Project), Commercial Paper, 1995 Series A, 4.05%, 06/09/00,
SunTrust Bank, Central FL, LOC                  1,500,000             1,500,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial
Hospital Project), Commercial Paper,  Series D, 3.95%, 05/08/00,
SunTrust Bank, Central FL, LOC                  1,800,000             1,800,000

Longboat Key, FL Beach Erosion Control District A, GO Bonds, 5.10%,
02/01/01, MBIA Insured                          100,000               100,581

Orange County, FL, Commercial Paper, 3.75%, 05/09/00, NationsBank, N.A.,
Liquidity Facility                              3,000,000             3,000,000

Orlando & Orange County, FL Expressway Auth, Transportation RB,
(Junior Lien), 6.50%, 07/01/00,
Pre-refunded @ 102                              110,000               112,659

Orlando & Orange County, FL Expressway Auth, Transportation RB,
(Junior Lien), 6.75%, 07/01/00,
Pre-refunded @ 102                              70,000                71,676

Osceola County, FL School Board, Certificates of Participation, Series A,
3.25%, 06/01/00, AMBAC Insured                  575,000               574,976

Palm Beach County, FL, Criminal Justice Facilities RB, 6.00%, 06/01/00,
Pre-refunded @ 100                              250,000               250,412

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan Project), Commercial Paper, 3.90%, 05/16/00, MBIA Insured,
Credit Suisse, SBPA                             2,500,000             2,500,000

Polk County, FL, Public Improv RB, 3.85%, 12/01/00,
FSA Insured                                     200,000               199,254

Port of Palm Beach District, FL, Transportation RB, Series A, 3.80%,
09/01/00, MBIA Insured                          195,000               195,000

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series D, 3.80%, 06/15/00, National Rural Utilities Cooperative Finance Corporation, GTY,
Mandatory Tender @ 100                          1,000,000             1,000,000

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series H-3, 4.05%, 09/15/00, National Rural Utilities Cooperative Finance Corporation, GTY,
Mandatory Tender @ 100                          1,100,000             1,100,000

St. Lucie County, FL, Public Improv RB, (800 MHZ Radio System Project),
Series A, 4.20%, 04/01/01, MBIA Insured         150,000               150,000

St. Lucie County, FL School District, Certificates of Participation,
Series A, 7.25%, 07/01/00, Pre-refunded @ 102   350,000               359,060

St. Lucie County, FL School District, GO Bonds, Series A, 3.90%, 02/01/01,
FSA Insured                                     150,000               149,614

St. Lucie County, FL, Commercial Paper, (Florida Power & Light), 3.90%,
05/05/00                                        2,500,000             2,500,000

St. Lucie County, FL, Commercial Paper, (Florida Power & Light), 3.85%,
05/02/00                                        3,250,000             3,250,000

Sarasota County, FL School Board Financing Corp, Lease Obligation, 4.60%,
07/01/00, MBIA Insured                          2,320,000             2,321,322

Seminole County, FL School District, Tax Anticipation Notes,
4.00%, 07/28/00                                 1,100,000             1,101,500

Sunrise, FL, Public Improv RB, 3.10%, 10/01/00,
FSA Insured                                     200,000               198,524

Sunshine State Governmental Financing Comm, Commercial Paper, 4.05%, 06/06/00,
FGIC Insured, SBPA:  Bank of Nova Scotia        2,260,000             2,260,000

Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/00,
FSA Insured                                     500,000               499,290

Tampa Bay Water, FL Utility System, Water & Sewer RB, Series A, 3.60%,
10/01/00, FGIC Insured                          300,000               298,851

Volusia County, FL School Board, Certificates of Participation, (Master
Lease Program), 3.65%, 08/01/00, FSA Insured    900,000               900,000

Walton County, FL, Certificates of Participation, 3.50%, 07/01/00, FSA
Insured                                         725,000               725,000

Wellington, FL, Public Service Tax RB, Series 1999, 3.60%, 09/01/00, AMBAC
Insured                                         300,000               299,999

Other (Non-Florida) (3%)

Arlington, TX, Public Improv RB, 5.75%, 08/15/00 125,000              125,432

Bergen County, NJ Utilities Auth, Water & Sewer RB, Series B, Zero Coupon,
12/15/00, Pre-refunded @ 45.055                 150,000               65,420

Centennial, CO Water & Sanitation District, Water & Sewer RB, 4.50%,
06/15/00, FSA Insured                           75,000                75,000

Cook County, IL, GO Bonds, 7.05%, 11/01/00,
MBIA Insured                                    250,000               253,342

Cook County, IL, GO Bonds, Series A, 5.90%, 11/15/00,
MBIA Insured                                    200,000               201,723

Florence County, SC, Hospital RB, (McLeod Regional Medical Center Project),
6.75%, 11/01/00, Pre-refunded @ 102             290,000               299,790

Hawaii State Airports System, Transportation RB, Third Series, 5.125%,
07/01/00, AMBAC Insured                         500,000               500,265

Houston, TX, Water & Sewer RB, Prior Lien, 7.375%, 12/01/00,
Pre-refunded @ 102                              500,000               518,788

Jenison, MI Public Schools, GO Bonds, 4.65%, 05/01/00,
FGIC Insured                                    55,000                55,000

Lake City, MI Area School, GO Bonds, Zero Coupon, 05/01/00,
Pre-refunded @ 96.2442                          200,000               192,488

Nassau County, NY, GO Bonds, Series P, 6.30%, 11/01/00,
FGIC Insured                                    100,000               100,947

Oklahoma HFA, Housing RB, Series D, 4.80%, 09/01/00
                                                65,000                  65,000
Pierce County, WA Public Transportation Benefit Area Corp, Public
Improv RB, (Limited Sales Tax), 5.80%, 12/01/00,
FGIC Insured                                    250,000              252,198

Portsmouth, VA, GO Bonds, 6.60%, 08/01/00, Pre-refunded @ 102
                                                300,000               307,696

Providence, RI Public Building Auth, Public Improv RB, Series A, 6.90%,
12/15/00, Pre-refunded @ 102                    200,000               207,092

St. Robert, MO Waterworks & Sewer System, Water & Sewer RB, 8.125%, 10/01/00,
Pre-refunded @ 103                              100,000               104,461

San Antonio, TX River Auth, Public Improv RB, (Channel Project), 5.20%,
07/01/00, MBIA Insured                          100,000               100,153

Shelby County, TN, GO Bonds, Series A, 6.25%, 12/01/00, Pre-refunded @ 102
                                                100,000               103,028

Socorro, TX Independent School District, GO Bonds, Zero Coupon, 09/01/00,
Pre-refunded @ 38.983                           100,000               38,375

Texas, State of, GO Bonds, Series A, 6.00%, 08/01/00, Escrowed to Maturity
                                                275,000               276,273

Vermont State Student Loan Assistance Corp, Higher Educ RB, Series A-3,
5.90%, 06/15/00, FSA Insured                    175,000               175,303

Warren, MI, GO Bonds, (Michigan Transportation Fund), 4.20%, 06/01/00
                                                100,000               100,000

Will County, IL Community United School District No. 365, GO Bonds, Series A,
5.25%, 11/01/00, FSA Insured                    175,000               175,801

Wisconsin State Health & Educational Facilities Auth, Higher Education RB, (Medical College Wisconsin, Inc. Project), 4.40%, 12/01/00,
MBIA Insured                                    200,000               200,000

Total Municipal Bonds (Cost $89,987,029)                $   89,987,029

Total Investments (100%) (Cost $136,200,029)            $   136,200,029


Summary of Ratings (Unaudited):
AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity: 44 Days


The Florida taxFree ShortTerm Fund
Statment of Investments
April 30,2000

Variable Rate Demand Notes                      Principal             Amount
                                                                      Value
Florida (1%)

Hillsborough County, FL IDA, Pollution Ctrl RB, (Tampa Electric Co.),
Series 1990, 5.85%, 9/01/25                     $100,000              $100,000

Hillsborough County, FL IDA, IDB, (National Gypsum Company, Apollo Beach Project), Series 2000A, 5.95%, 04/01/30,
Wachovia Bank, N.A., LOC                        500,000               500,000

Palm Beach County, FL, Water & Sewer RB, 6.00%, 10/01/11, AMBAC Insured,
First Union National Bank, SBPA                 1,000,000             1,000,000

Other (Non-Florida) (6%)

Brazos, TX River Auth, Pollution Control RB, (Texas Utilities Electric Co.), Series A, 6.25%, 04/01/30, Morgan Guaranty Trust Company, LOC
                                                $500,000             $500,000

Los Angeles County, CA IDA, IDB, (Socransky Children's Fund), 5.85%, 12/01/05,
Dai-Ichi Kangyo Bank Ltd., LOC                  125,000               125,000

Los Angeles County, CA IDA, IDB, (353 Properties Ltd. Partnership), 5.85%,
12/01/05, Dai-Ichi Kangyo Bank Ltd., LOC        300,000               300,000

Total Variable Rate Demand Notes (Cost $2,525,000)           $      2,525,000


Municipal Bonds                                 Principal             Amount

Altomonte Springs, FL Community Redevelopment Agency, Tax Increment RB,
5.50% 04/01/02                                  150,000              151,752

Baker County, FL Hospital Auth, Hospital RB, Series 1998, 4.30%, 12/01/03,
ACA Insured                                     305,000               290,467

Bay Medical Center, FL, Hospital RB, (Bay Medical Center Project), 4.70%, 1
0/01/02, AMBAC Insured                          100,000               99,591

Brevard County, FL School Board, Certificates of Participation, 6.50%,
07/01/02, Pre-refunded @ 102                    100,000               105,374

Brevard County, FL Solid Waste Management System, Solid Waste RB, 4.00%,
04/01/01, FSA Insured                           100,000               99,497

Broward County, FL Airport System, Transportation RB, (Passenger Facility Charge/Convertible Lien Bonds), Series 1998H-1, 4.50%, 10/01/04, AMBAC
Insured                                         300,000               290,664

Broward County, FL Educational Facilities Auth, Higher Education RB, (Nova Southeastern University Project), 5.40%, 04/01/02, Connie Lee Insured
                                                75,000                75,836

Broward County, FL Health Facilities Authority, (North Beach Hospital Project)
6.50%, 8/15/01, MBIA Insured                           100,000        102,232

Broward County, FL, Public Improv RB, (Tourist Development Tax Special Rev - Convention Center), Zero Coupon, 10/01/01, Escrowed to Maturity
                                                450,000               420,404

Canaveral, FL, Transportation RB, 5.40%, 06/01/02, FGIC Insured
                                                100,000               101,208

Celebration Community Development District, FL, Special Assessment RB, Series
B, 4.60%, 05/01/03, MBIA Insured                250,000               247,865

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.80%, 04/01/02, GNMA/FNMA Collateralized       120,000               119,477

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.50%, 04/01/03, GNMA/FNMA Collateralized       240,000               233,542

Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%,
05/01/04, Pre-refunded @ 103                    600,000               677,808

Clearwater, FL Housing Auth, Housing RB, (Hamptons at Clearwater Project),
4.40%, 05/01/00, ACA Insured                    130,000               130,000

Coral Springs, FL, GO Bonds, 4.25%, 04/01/01    50,000                49,961

Dade County, FL, GO Bonds, 5.25%, 11/01/04, FGIC Insured
                                                50,000                50,495

Dade County, FL Aviation Auth, Transportation RB, Series X, 5.25%, 10/01/01
                                                100,000               100,806

Dade County, FL, Guaranteed Entitlement Spl Assmt Bonds, Series B, Zero
Coupon, 02/01/01, MBIA Insured                  250,000               241,943

Dade County, FL School Board, Certificates of Participation, 5.00%, Series A,
05/01/01, Escrowed to Maturity                  125,000               125,721

Dade County, FL School Board, Certificates of Participation, Series A,
5.50%, 05/01/04, Pre-refunded @ 101             400,000               411,320

Dade County, FL School District, GO Bonds, 5.00%, 06/01/00, MBIA Insured
                                                50,000                50,016

Dade County, FL School District, GO Bonds, 5.50%, 08/01/04,
Pre-refunded @ 101                              100,000               102,925

Dade County, FL, Special Assessment RB, (Various Purpose Improv Projects),
Series A, 7.15%, 07/01/00, Pre-refunded @ 100   25,000                25,112

Dade County, FL, Public Improv RB, Special Obligation, (Courthouse Center
Project), 6.35%,04/01/04, Pre-refunded @ 102    495,000               526,789

Escambia County, FL Health Facilities Auth, Hospital RB, (Azalea Trace, Inc.
Project), 5.25%, 01/01/03                       300,000               290,235

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.10%, 10/01/01         375,000               365,959

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.20%, 10/01/02         165,000               157,478

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.40%, 10/01/03         210,000               197,713

Escambia County, FL Health Facilities Auth, Hospital RB, (Charity Obligated
Group), Series C, 3.90%, 11/01/04               250,000               239,635

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
Series A, 4.70%, 04/01/01, GNMA Collateralized  90,000                90,005

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
Series A, 4.50%, 04/01/03, GNMA Collateralized  245,000               238,407

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.10%,  04/01/04, GNMA Collateralized           150,000               143,234

Escambia County, FL School Board, Certificates of Participation, 6.25%,
02/01/02, Pre-refunded @ 100                    45,000                46,121

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997
Series B, 4.90%, 05/01/03, AMBAC Insured        40,000                39,802

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997
Series C, 4.90%, 05/01/03, AMBAC Insured        30,000                29,852

Florida Gas Utility, Electric Util RB, (Gas Project No. 1), 5.00%, 12/01/03,
FSA Insured                                     250,000               245,990

Florida HFA, General Mortgage RB, Series A, 5.75%, 06/01/02, FHA Insured
                                                45,000                45,754

Florida HFA, Housing RB, Single Family Mortgage RB, 1995 Series A, 5.70%,
01/01/01, GNMA Collateralized                   70,000                70,509

Florida HFA, Housing RB, (Turtle Creek Apartments Project), 1996 Series C,
4.75%, 05/01/00, AMBAC Insured                  85,000                85,000

Florida HFA, Rfdg Homeowner Mortgage & RB, Series 2, 5.20%, 01/01/02
                                                230,000               230,564

Florida HFA, Housing RB, Series C, 4.90%, 08/01/01, FNMA Collateralized
                                                150,000               150,456
Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.50%, 07/01/02,
Pre-refunded @ 101                              175,000               182,824

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.60%, 07/01/02,
Pre-refunded @ 101                              135,000               141,310

Florida State, GO Bonds, (Jacksonville Transportation, Sr. Lien), 6.40%,
07/01/02, Pre-refunded @ 101                    170,000               177,256

Florida State Department of Transportation, GO Bonds, (Right-of-Way Acquisition and Bridge Construction), Series 1997A, 6.40%, 07/01/02
                                                200,000               206,562

Florida State Board of Education, GO Bonds, Series A, Zero Coupon, 06/01/00,
Pre-refunded @ 43.716                           80,000                34,850

Florida State Board of Education, GO Bonds, Series A, Zero Coupon, 06/01/00,
Pre-refunded @ 37.658                           100,000               37,525

Florida State Board of Education, GO Bonds, Series C, 5.40%, 06/01/03
                                                60,000                60,828

Florida State Board of Education, GO Bonds, Series A, 6.75%, 06/01/01,
Pre-refunded @ 101                              175,000               180,945

Florida State Board of Education, GO Bonds, Series C, 6.50%, 06/01/02,
Pre-refunded @ 102                              400,000               417,384

Florida State Board of Education, GO Bonds, Series C, 6.625%, 06/01/02,
Pre-refunded @ 101                              100,000               104,591

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                              295,000               304,936

Florida State Board of Education, GO Bonds, Series C, 5.125%, 06/01/00
                                                100,000               100,041

Florida State Board of Education, GO Bonds, Series A, 5.25%, 06/01/00
                                                65,000                65,033
Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                              85,000                87,863

Florida State Board of Education, GO Bonds, Series A, 6.50%, 06/01/03
                                                300,000               313,458

Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/04
                                                200,000               200,326

Florida State Board of Education, GO Bonds, Series C, 4.75%, 06/01/05, FGIC
Insured                                         250,000               246,905

Florida State Board of Education, GO Bonds, Series C, 5.90%, 05/01/00,
Escrowed to Maturity                            25,000                25,000

Florida State Department of General Services, Division of Facilities Management, Public Improv RB, (FL Facilities Pool), 7.00%, 09/01/00,
Pre-refunded @ 102                              100,000               102,845

Florida State Board of Regents, Certificates of Participation, State University System, (FL Atlantic University Foundation, Inc.), 4.00%,
05/01/04, Asset Guaranty Insured                125,000               118,678

Florida State Division of Bond Finance, Department of General Services,
Sales Tax RB, (Dept of Natural Resources-Preservation 2000), Series A, 6.75%,
07/01/01, Pre-refunded @ 102                    100,000               104,374

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.25%, 07/01/02, Pre-refunded @ 101             100,000               103,963

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.25%, 07/01/02, Pre-refunded @ 101             175,000               181,935

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.00%, 07/01/03, AMBAC Insured                  500,000               515,000

Florida State Division of Bond Finance, Investment Fraud Restoration Financing Corp, Miscellaneous RB, 3.85%, 05/01/04, MBIA Insured
                                                250,000               235,573

Florida Municipal Power Agency, Electric Util RB, (St. Lucie Project),
5.00%, 10/01/01, FGIC Insured                   100,000               100,496

Florida State Turnpike Auth, Transportation RB, Series A, 6.25%, 07/01/01,
Pre-refunded @ 100                              45,000                45,863

Gainesville, FL Util System, Electric Util RB, Series A, 5.90%, 10/01/00
                                                50,000                50,319

Gulf Breeze, FL, Public Improv RB, (Local Government Loan Program), Series
1985B, 4.50%,12/01/04, FGIC Insured             500,000               486,895

Hernando County, FL School District, GO Bonds, 5.10%, 09/01/01, MBIA Insured
                                                120,000               120,710

Hernando County, FL, Solid Waste RB,  7.10%, 10/01/00, Pre-refunded @ 102
                                                100,000               103,106

Hernando County, FL, Solid Waste RB,  7.125%, 10/01/00, Pre-refunded @ 102
                                                75,000                77,337

Hillsborough County, FL Aviation Auth, Transportation RB, (Tampa International
Arpt), Series A, 5.00%, 10/01/01, AMBAC Insured
                                                250,000               250,663

Homestead, FL, Special Assessment RB, (Hurricane Andrew), 5.25%, 03/01/03,
Escrowed to Maturity                            140,000               141,343

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.10%, 05/01/01, MBIA Insured
                                                250,000               251,925

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.20%, 05/01/02, MBIA Insured
                                                35,000                35,277

Indian Trail Water Control District, FL, Public Improv RB, (Unit of Development No.1), Series 1990, 7.875%, 07/01/00
                                                10,000                10,025

Jacksonville Beach, FL, Electric Utility RB, 6.75%, 10/01/01,
Pre-refunded @ 102                              115,000               120,523

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 5.15%, 10/01/02,
AMBAC Insured                                   100,000               100,829

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04,
Pre-refunded @ 101                              165,000               173,179

Jacksonville, FL Electric Auth, Electric Util RB, Series 3-A, 4.50%,
10/01/05                                        500,000               481,550

Jacksonville, FL, Excise Tax RB, 5.65%, 10/01/05, Escrowed to Maturity
                                                280,000               287,322

Jacksonville, FL Health Facilities Auth, Hospital RB, 7.375%, 07/01/00,
Pre-refunded @ 100                              50,000                52,567

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project), Series 1996A, 5.00%, 12/01/00
                                                125,000               125,030

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project), Series 1996A, 5.20%, 12/01/01
                                                130,000               129,219

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A, 5.50%, 03/01/02
                                                120,000               120,444

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A, 5.75%, 03/01/03
                                                125,000               126,090

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%,
11/15/02, MBIA Insured                          90,000                87,838

Largo, FL, Hospital RB, (Sun Coast Health System), 5.75%, 03/01/01
                                                285,000               283,928

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, Subseries 2, 5.25%, 03/01/02, GNMA Collateralized
                                                45,000                45,222

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series 1996A, Subseries 3, 5.10%, 03/01/01, GNMA Collateralized
                                                35,000                35,127

Lee County, FL School Board, Certificates of Participation, Series A, 6.25%,
08/01/01, Pre-refunded @ 102                    80,000                83,153

Lee County, FL School Board, Certificates of Participation, Series A, 4.85%,
08/01/03, FSA Insured                           50,000                49,834

Lee County, FL School Board, Certificates of Participation, Series A, 5.50%,
08/01/03, Pre-refunded @ 102                    130,000               134,605

Lee County, FL School Board, Certificates of Participation, Series A, 4.30%,
08/01/01, FSA Insured                           50,000                49,651

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.80%, 11/01/01, MBIA Insured                   70,000                70,000

Lee County, FL, Public Improv RB, (Local Option Gas Tax Revenues), 4.70%,
10/01/03, FGIC Insured                          100,000               99,344

Lee County, FL Solid Waste System, Solid Waste RB, Series A, 6.90%, 10/01/03,
MBIA Insured                                    100,000               104,278

Lee County, FL Solid Waste System, Solid Waste RB, Series A, 4.50%, 10/01/01,
MBIA Insured                                    95,000                94,611

Manatee County, FL HFA, Single Family Mortgage RB, Subseries 1, 5.375%,
05/01/02, GNMA Collateralized                   35,000                35,239

Marion County, FL Hospital District, Hospital RB, (Munroe Regional Health
System), Series 1999, 4.375%, 10/01/02          250,000               241,468

Marion County, FL, Solid Waste RB, 6.20%, 08/01/00, FGIC Insured
                                                50,000                50,216

Martin County, FL, Combined Spl Assmt RB, 5.30%, 11/01/01
                                                90,000                90,000

Miami Beach, FL Health Facilities Auth, Hospital RB, (South Shore Hospital),
Series A, 4.30%, 08/01/03, ACA Insured          500,000               477,365

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (City Center/Historic
Conv Village), 4.90%, 12/01/01                  50,000                49,626

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (Historic Conv Village),
Series B, 5.25%, 12/01/01                       160,000               160,642

Miami-Dade County, FL, Special Obligation RB, Series C, Zero Coupon,
10/01/03, MBIA Insured                          250,000               210,120

Miami-Dade County, FL Aviation Auth, Transportation RB, Series A, 4.20%,
10/01/03, FGIC Insured                          250,000               240,660

Miami, FL Health Facilities Auth, Hospital RB, (Mercy Hospital), 6.45%,
08/01/01, AMBAC Insured                         100,000               102,046

Miami, FL Health Facilities Auth, Hospital RB, (Mercy Hospital), 6.85%,
08/01/01, Pre-refunded @ 102                    250,000               261,648

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 5.10%, 08/15/04, SunTrust Bank, Central Florida,
LOC                                             190,000               188,883

Orange County, FL Health Facilities Auth, Hospital RB, (Orlando Regional Healthcare), Series A, 5.15%, 11/01/00, Escrowed to Maturity
                                                50,000                50,218

Orange County, FL Health Facilities Auth, Hospital RB, (Orlando Regional Healthcare), Series A, 5.15%, 11/01/00, MBIA Insured
                                                25,000                25,091

Orange County, FL HFA, Single Family Mortgage RB, 5.50%, 10/01/00, GNMA/FNMA
Collateralized                                  45,000                45,178

Orange County, FL HFA, Single Family Mortgage RB, Series A, 5.05%, 04/01/02,
GNMA/FNMA Collateralized                        75,000                75,010

Orange County, FL HFA, Single Family Mortgage RB, Series A, 4.70%, 03/01/02,
GNMA/FNMA Collateralized                        230,000               228,287

Orange County, FL, Public Improv RB, (Tourist Development Tax), Series B,
6.50%, 10/01/02, Pre-refunded @ 102             295,000               311,606

Orlando, FL Utilities Commission, Electric Util RB, Sub-series A, 6.50%,
10/01/01, Pre-refunded @ 102                    775,000               809,612

Orlando, FL Utilities Commission, Electric Util RB, 5.20%, 10/01/00
                                                65,000                65,231

Osceola County, FL HFA, Multifamily Housing RB, (Tierra Vista Apartments Project), Series A, 4.85%, 06/01/03, FSA Insured
                                                70,000                69,094

Osceola County, FL, Sales Tax RB, 3.95%, 04/01/04, FSA Insured
                                                150,000               142,136

Osceola County, FL School Board, Certificates of Participation, Series A, (Four Corners Charter School), 4.25%, 08/01/01, MBIA Insured
                                                180,000               178,573

Osceola County, FL School Board, Certificates of Participation, Series A, (Four Corners Charter School), 5.00%, 08/01/05, MBIA Insured
                                                215,000               214,420

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Good Samaritan Health System), 5.40%, 10/01/00, Escrowed to Maturity
                                                105,000               105,479

Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford
Project), Series 1997, 5.00%, 10/01/03          150,000               145,203

Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 4.20%, 12/01/04,
FHLMC Collateralized                            130,000               124,342

Palm Beach County, FL, IDB, (The Henry Morrison Flagler Museum Project),
4.25%, 11/01/01, The Northern Trust Company, LOC, Mandatory Tender @ 100
                                                1,000,000             1,000,000

Palm Beach County, FL School District, Certificates of Participation, SeriesA,
5.50%, 08/01/01, AMBAC Insured                  100,000               101,033

Pasco County, FL School Board, Certificates of Participation, Series A, 6.20%,
08/01/02, FSA Insured                           250,000               257,663

Pasco County, FL Solid Waste RB, 5.375%, 04/01/01, AMBAC Insured, Escrowed
to Maturity                                     250,000               251,478

Pinellas County, FL, HFA, Single Family Mortgage RB, Series 1997C, 4.60%,
09/01/02, GNMA Collateralized                   100,000               98,774

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Senior Lien, Series 1996A, 7.25%, 12/01/02
                                                280,000               293,801

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.40%, 12/01/00
                                                60,000                60,302

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.60%, 12/01/01
                                                60,000                60,473

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.70%, 12/01/02
                                                65,000                65,803

Pinellas County, FL, Solid Waste RB, (Resource Recovery), 5.10%, 10/01/03,
MBIA Insured                                    250,000               250,298

Pinellas County, FL, Water & Sewer RB, 5.70%, 10/01/02, Pre-refunded @ 102
                                                165,000               171,316

Pinellas County, FL, Transportation Improv RB, 5.25%, 08/01/00, FGIC Insured
                                                150,000               150,324

Plantation, FL, Water & Sewer RB, Zero Coupon, 03/01/03, MBIA Insured
                                                135,000               116,887

Polk County, FL School Board, Certificates of Participation, (School District Financing Program), 6.375%, 01/01/01, Pre-refunded @ 102
                                                100,000               103,275

Port Everglades, FL Port Auth, Transportation RB, Series A, Zero Coupon,
09/01/01, FGIC Insured                          60,000                56,294

Port of Palm Beach District, FL, Transportation RB, Series A, 4.60%,
09/01/05, MBIA Insured                          500,000               482,635

Port St. Lucie, FL, Water & Sewer RB, Series 1996A, Zero Coupon, 09/01/01,
Escrowed to Maturity                            150,000               140,699

St. Johns County, FL IDA, Hospital RB, (Flagler Hospital Project), 5.60%,
08/01/01                                        185,000               185,686

St. Lucie County, FL School Board, Certificates of Participation, 5.00%,
07/01/03, FSA Insured                           55,000                55,060

St. Petersburg, FL Health Facilities Auth, Hospital RB, (All Children's Hospital), Series A, 6.30%, 11/15/04, MBIA Insured
                                                50,000                52,138

Sarasota County, FL Health Facilities Auth, Hospital RB, (Sunnyside Properties Project), Series 1995, 5.50%, 05/15/01
                                                340,000               338,579

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.70%, 09/01/03, FSA Insured                    125,000               118,266

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.80%, 09/01/04, FSA Insured                    125,000               117,010

Seminole County, FL School Board, Certificates of Participation, Series A,
6.125%, 07/01/04, Pre-refunded @ 102            185,000               196,161

Seminole, FL Water Control District, Spl Assmt Bonds, (Unit of Development
No. 2), Series 1996, 5.95%, 08/01/01            155,000               156,331

South Broward Hospital District, FL, Hospital RB, 4.65%, 05/01/00, AMBAC
Insured                                         50,000                50,000

South Broward Hospital District, FL, Hospital RB, 5.05%, 05/01/04, AMBAC
Insured                                         100,000               99,928

South Lake County, FL Hospital District, Hospital RB, (South Lake Hospital,
Inc.), 4.625%, 10/01/04                         65,000                61,948

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation Dist), 4.125%, 08/01/04,
AMBAC Insured                                   100,000               95,655

Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/04, FSA Insured
                                                100,000               94,572

Tallahassee, FL Health Facilities, Hospital RB, (Tallahassee Memorial Regional Medical Center), Series B, 5.30%, 12/01/00, MBIA Insured
                                                75,000                75,378

Tallahassee, FL Municipal Airport, Airport Rfdg RB, 4.60%, 10/01/01, AMBAC
Insured                                         165,000               164,883

University of South Florida, University Rev Housing Facilities RB, Series A,
7.00%, 07/01/02, MBIA Insured                   185,000               193,321

Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project), Series A, 5.50%, 06/01/05, Asset Guaranty Insured
                                                300,000               302,517

Volusia County, FL, Special Assessment RB, (Bethune Beach Wastewater Project),
6.60%, 07/01/01                                 320,000               321,770

West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%,
02/01/04                                        500,000               485,415

Other (Non-Florida) (6%)

Guam, Government of, GO Bonds, Series A, 4.90%, 11/15/04
                                                500,000               486,705

Hawaii, State of, GO Bonds, Series CI, 4.00%, 11/01/00
                                                250,000               249,348

Oconto County, WI, GO Bonds, (Promissory Notes), 4.40%, 12/01/00
                                                100,000               99,903

Puerto Rico, Commonwealth of, GO Bonds, 7.30%, 07/01/00, Pre-refunded @ 102
                                                55,000                56,356

Puerto Rico, Commonwealth of, GO Bonds, 5.00%, 07/01/01
                                                600,000               601,974

Puerto Rico Electric Power Auth, Electric Util RB, Series X, 4.75%,
07/01/02, MBIA Insured                          75,000                75,118

Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
Control Facilities Financing Auth, Hospital RB, (Auxilio Mutuo Obligated Group), 1997 Series A, 4.80%, 07/01/02, MBIA Insured
                                                190,000               190,490

Virgin Islands Port Auth, Transportation RB, (Rohlsen Terminal), Series 1998A,
4.35%, 09/01/03                                 455,000               434,977


Total Municipal Bonds (Cost $30,443,638)                $ 29,993,764



Total Investments (100%) (Cost $32,968,638)             $  32,518,764

Summary of Ratings (Unaudited): AAA/Equivalent 61%, AA/Equivalent 9%, A/Equivalent 14%, BBB/Equivalent 10%, Other 6%
Average Portfolio Maturity:  2.40 Years


The Florida TaxFree Funds
Statements of Assets and Liabilities

                                                Money Fund      ShortTerm Fund

ASSETS

Investments in securities, at value
(cost $136,200,029 and
$32,968,638 respectively)                       $  136,200,029  $  32,518,764

Cash                                            12,138          4,274

Receivables:
Interest                                        1,297,247       433,094
Fund shares sold                                65,028          --
Total assets                                    137,574,442     32,956,132

LIABILITIES

Payable for investment securities purchased     38,375          53,607
Dividend payable                                436,783         113,493
Funds advanced by manager                       47,808          10,527
Total liabilities                               522,966         177,627

NET ASSETS

Paid in capital                                 137,066,997     33,249,206

Net unrealized appreciation/(depreciation) of investments
                                                --              (449,874)
Accumulated net realized loss                   (15,521)        (20,827)
Net assets                                      137,051,476     32,778,505
Number of shares outstanding                    137,219,229     3,329,493
Net asset value, offering price and redemption
price per share                                 $ 1.00          $ 9.84




The Florida Tax Free Funds
Statements of Operations
April 30, 2000

                                                Money Fund      ShortTerm Fund
INVESTMENT INCOME
Income:
Interest                                        $ 5,506,986     $ 1,371,301
Expenses:
Distribution and service fees (Note 2)          87,227          25,372
Investment advisory fee (Note 2)                784,022         188,376
Custodian fees (Note 3)                         32,358          17,317
Transfer agency fees and expenses (Note 2)      108,819         15,326
Printing costs                                  11,321          1,792
Professional fees                               14,674          12,502
Insurance                                       2,129           376
Registration and filing fees                    17,607          16,480
Trustees' fees and expenses                     8,118           1,433
Other expenses                                  34,534          7,938
Total expenses                                  1,100,809       286,912
Expense reimbursements and fee reductions (Note 2)
                                                (446,184)       (157,086)
Custodian fees paid indirectly (Note 3)         (27,408)        (4,239)
Net expenses                                    627,217         125,587
Net investment income                           $  4,879,769    $ 1,245,714

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments         $ (12,676)      $ (6,735)
Unrealized appreciation (depreciation) on investments
                                                --              (777,160)
Net realized and unrealized gain (loss) on investments
                                                (12,676)        (783,895)
Increase in net assets from operations          $  4,867,093    $ 461,819




The Florida TaxFree Funds
Statement of Changes in Net Assets

                        MONEY FUND                 SHORTTERM FUND
                YearEnded      YearEnded      YearEnded     YearEnded
                4/30/00        4/30/99        4/30/00       4/30/99

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income
                $ 4,879,769    $ 4,889,815    $ 1,245,714   $ 1,072,034
Net realized gain (loss) on Investments
                (12,676)       (7,193)        (6,735)       22,744
Unrealized appreciation (depreciation) of Investments
                --             --             (777,160)     126,150
Increase in net assets from operations
                4,867,093      4,882,622      461,819       1,221,297

Distributions to shareholders from:
Net investment income
                (4,879,769)    (4,890,020)    (1,245,826)   (1,072,291)
 Return of capital (152,232)      --           (39,015)      --

Fund share transactions (Note 4)
                (23,194,009)   11,056,406     4,245,594     6,254,235

Net increase (decrease) in net assets
                (23,358,917)   11,049,008     3,422,572     6,403,241
Net Assets:

Beginning of year
                160,410,393    149,361,385    29,355,933    22,952,692

End of year
                $137,051,476   $160,410,393   $32,778,505   $29,355,933


1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax.
Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight line basis to the maturity of the instrument.
For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued Basis or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the year ended April 30, 2000 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of
 .50% and .60%, respectively, of their average net assets. For the year ended April 30, 2000, management fees totaled $784,022 and $188,376 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the year ended April 30, 2000, fees under this agreement amounted to $64,107 and $5,369 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40% of each Fund's average daily net assets. Expenses in excess of .40% of each Fund's average daily net assets will continue to be paid by WRH until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the year ended April 30, 2000, the Money Fund and the ShortTerm Fund paid $129 and $921, respectively, to WRH for brokerage fees on executions of portfolio investment transactions. Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the year ended April 30, 2000, custodian fees were reduced by earnings credits of $27,408 and $4,239 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.


4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $137,066,997 and $33,249,206 respectively. Transactions in Fund shares for the years ended April 30, 2000 and 1999 were as follows:

                                    MONEY FUND*

                        Year Ended              Year Ended
                        4/30/00                 4/30/99

Sold                    366,240,680             340,729,327

Issued on reinvested dividends
                        4,566,581               4,744,159

Redeemed                (394,001,270)           (334,417,080)

Net increase (decrease) (23,194,009)            11,056,406

                                    SHORTTERM FUND

                 Shares                                     Amount
         YearEnded      YearEnded                   YearEnded    YearEnded
         4/30/00        4/30/99                     4/30/00      4/30/99

Sold     2,809,994      2,417,264                   $27,972,466   $24,440,324

Issued on reinvested dividends
         116,384        93,290                      1,159,919     942,753

Redeemed (2,500,149)    (1,891,621)                 (24,886,791)  (19,128,842)

Net increase (decrease)
         426,229        618,933                     $ 4,245,594   $ 6,254,235

5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the year ended April 30, 2000 were $12,091,553 and $9,223,537, respectively. At April 30, 2000, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized depreciation, which amounted to $488,889 for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $36,335 and ($525,224), respectively.
As of April 30,2000, the accumulated net realized losses were $15,521 and $20,827 for the Money Fund and the ShortTerm Fund, respectively. For tax purposes, such losses are available to offset future realized capital gains. The capital loss carryforwards expire in varying amounts through 2008 for the Money Fund and the ShortTerm Fund.

6.  Financial Highlights

                                Money Fund

Per share operating performance
(for a share outstanding throughout the year)
                YearEnded  YearEnded    YearEnded  YearEnded   YearEnded
                4/30/00    4/30/99      4/30/98    4/30/97     4/30/96
Net asset value, beginning of year
                $1.00      $1.00        $1.00      $1.00       $1.00
Income from investment operations:
Net Investment Income
                0.032      0.030        0.034      0.034       0.036

Less distributions:

Dividends from net investment Income
                (0.031)    (0.030)      (0.034)    (0.034)     (0.036)
  Return of Capital
                (0.001)    --           --         --          --

Net asset value, end of year
                $1.00      $1.00        $1.00      $1.00       $1.00

Total return    3.26%      3.02%        3.50%      3.42%       3.69%


Ratios/Supplemental Data

Net assets at end of year (000's)
                $137,051   $160,410     $149,361   $136,453    $113,943


Ratios to Average Daily Net Assets
Expenses        .40%       .39%         .26%       .20%        .20%
Expenses (Before reimbursement)
                .70%       .73%         .73%       .78%        .80%
Net Investment Income
                3.11%      2.96%        3.43%      3.36%       3.62%




6. Financial Highlights (continued)


                               ShortTerm Fund


Per share operating performance
(for a share outstanding throughout the year)
                YearEnded   YearEnded   YearEnded  YearEnded   YearEnded
                4/30/00     4/30/99     4/30/98    4/30/97     4/30/96

Net asset value, beginning of year
                $10.11      $10.05      $9.95      $9.94       $9.89

Income from investment operations:

Net Investment income
                0.41        0.40        0.42       0.43        0.42

Net realized and unrealized gain (loss) on investment
                (0.27)      0.06        0.10       0.01        0.05

Total from investment operation
                0.14        0.46        0.52       0.44        0.47

Less distributions:

Dividends from net investment income
                (0.40)      (0.40)      (0.42)     (0.43)      (0.42)
  Return of Capital
                (0.01)      --          --         --          --

Net asset value, end of year
                $9.84       $10.11      $10.05     $9.95       $9.94

Total return
                1.39%       4.71%       5.23%      4.59%       4.85%

Ratios/Supplemental Data

Net assets at end of year (000's)
                $32,779     $29,356     $22,953    $28,853     $12,344

Ratios to Average Daily Net Assets

Expenses
                .40%        .39%        .26%       .20%        .20%
Expenses (Before reimbursement)
                .91%        .93%        .93%       1.18%       1.42%
Net Investment Income
                3.97%       4.00%       4.20%      4.27%       4.25%

Portfolio turnover rate
                32.2%       25.6%       40.2%      40.9%       83.4%


The Florida TaxFree Funds
Independent Auditor's Report

The Board of Trustees and Shareholders
The Florida TaxFree Funds

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Florida
TaxFree ShortTerm Fund and The Florida TaxFree Money Market Fund, series of
The Florida TaxFree Funds (the "Funds") at April 30, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended April 30, 1999, including the financial highlights for each of the periods prior to April 30, 2000, were audited by other independent accountants whose report dated May 27,1999 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
May 26, 2000



                  (This page is intentionally left blank.)